Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Cash and Cash Equivalents [Abstract]
Cash at banks	$ 1,404,992	$ 1,185
Cash on hand	26,258	101,512
Deposits with financial institutions	2,152,507
Cash and bank balances	$ 3,583,757	$ 102,697	$ 235,348	$ 361,471